10. THIRD PARTY BORROWINGS (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Third Party Borrowings Details 1
Long-term bank loans, current portion, Weighted Average Interest Rate	4.97%	4.98%
Long-term bank loans, Weighted Average Interest Rate	4.99%	4.99%
Long-term bank loans, current portion, Maturities	December 2018
Long-term bank loans, Maturities	December 2018
Long-term bank loans, current	¥ 73,000	¥ 62,000
Long-term bank loans	591,000	664,000
Total	¥ 664,000	¥ 726,000